Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	13,831,747	13,828,496	13,750,016
Common stock, shares outstanding	13,831,747	13,828,496	13,750,016